Contingent Liabilities and Commitments_Acceptances And Guarantees By Industry(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 6,867,686	₩ 6,743,238
Unconfirmed guarantees	2,439,101	2,500,005
Total	₩ 9,306,787	₩ 9,243,243
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 632,947	₩ 260,974
Unconfirmed guarantees	5,871	23,999
Total	₩ 638,818	₩ 284,973
Proportion (%)	6.86%	3.08%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,992,319	₩ 3,373,220
Unconfirmed guarantees	1,285,530	1,627,840
Total	₩ 4,277,849	₩ 5,001,060
Proportion (%)	45.96%	54.11%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 920,352	₩ 1,187,516
Unconfirmed guarantees	89,457	88,158
Total	₩ 1,009,809	₩ 1,275,674
Proportion (%)	10.85%	13.80%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 1,086,772	₩ 1,126,976
Unconfirmed guarantees	891,619	597,998
Total	₩ 1,978,391	₩ 1,724,974
Proportion (%)	21.26%	18.66%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 411,601	₩ 467,114
Unconfirmed guarantees	14,488	20,590
Total	₩ 426,089	₩ 487,704
Proportion (%)	4.58%	5.28%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 104,925	₩ 107,481
Unconfirmed guarantees	103,285	81,895
Total	₩ 208,210	₩ 189,376
Proportion (%)	2.24%	2.05%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 718,770	₩ 219,957
Unconfirmed guarantees	48,851	59,525
Total	₩ 767,621	₩ 279,482
Proportion (%)	8.25%	3.02%